LEASES - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2021	Feb. 15, 2021
Lessor, Lease, Description [Line Items]
Lessee, industrial lease, rental payments, between thirteen and eighteen months							$ 81,600
Assumed lease term	10 months
Finance lease liability	$ 13,693,600
Weighted-average discount rate - finance leases	6.00%	6.00%	6.00%	6.00%	0.00%
Right of use asset, useful life	30 years
Lease intangible asset				$ 23,125,786
Monthly room rental		$ 750		750
Annual increase to monthly room rental		25		25
Operating lease cost		$ 2,525	$ 2,525	$ 10,099	$ 10,099
Remaining lease term		6 years 6 months 3 days		6 years 9 months 18 days
Finance lease liability to be paid		$ 13,693,600		$ 13,693,600
Imputed interest		650,101		650,101
Operating lease income		54,625	$ 48,500	$ 228,123	$ 201,700
License agreements | LINICO Corporation
Lessor, Lease, Description [Line Items]
Intangible assets - Intellectual property							$ 3,622,488
LINICO Corporation
Lessor, Lease, Description [Line Items]
AQMS lease agreement term							2 years
Lessee, industrial lease, rental payments, first twelve months							$ 68,000
Lessee, industrial lease, rental payments, between nineteen and twenty four months							100,640
Property, plant and equipment, purchase price option, amount		13,000,000
Non refundable deposits		$ 14,250,000				$ 1,250,000
LINICO Corporation | Purchase Option, Exercise Period One
Lessor, Lease, Description [Line Items]
Property, plant and equipment, purchase price option, amount							14,250,000
LINICO Corporation | Purchase Option Exercise Period Two
Lessor, Lease, Description [Line Items]
Property, plant and equipment, purchase price option, amount							$ 15,250,000